Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
REVENUE

NOTE 19 – REVENUE

The Company's sales are derived from sales of electronic products and services. The following is the Company’s revenue by geographical markets during the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Spain	€7,397,108	€10,886,713	€26,566,549
Europe	1,598,591	1,679,395	3,609,252
Rest of the world	420,920	537,571	970,575
	€9,416,619	€13,103,679	€31,146,376

During the years ended December 31, 2024, 2023 and 2022, the Company recognized revenue of €9,416,619, €13,103,679 and €31,146,376, respectively, of which €306,651, €1,380,547 and €836,804 derived from related parties, respectively.

We consider related parties those companies that are part of Umbrella Energy Group.